Leases - Summary of Future Aggregate Undiscounted Non-cancellable Lease Payments (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Lease liabilities	$ 304	$ 324
Lease liabilities included in the consolidated statement of financial position
Current	58	56
Non-current	198	209
Within 1 year [Member]
Statement [Line Items]
Lease liabilities	72	67
Between 1 and 2 years [Member]
Statement [Line Items]
Lease liabilities	60	59
Between 2 and 3 years [Member]
Statement [Line Items]
Lease liabilities	45	47
Between 3 and 4 years [Member]
Statement [Line Items]
Lease liabilities	30	36
Between 4 and 5 years [Member]
Statement [Line Items]
Lease liabilities	24	24
Later than 5 years [Member]
Statement [Line Items]
Lease liabilities	$ 73	$ 91